Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Schedule of Accounts Receivable [Abstract]
Color World platform subscription fees due from App payment collections agent	$ 2,507,981	$ 2,507,981
Less: allowance for doubtful accounts	(1,880,986)
Total accounts receivable, net	$ 626,995	$ 2,507,981